Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Disaggregated Cost of Revenue And Research And Development

In addition to the significant expense categories and net income presented in the consolidated statements of operations and comprehensive income/(loss), see below for disaggregated cost of revenue and research and development expenses:

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Cost of revenue (excluding the impact of write-down)	48,432	86,671	111,850
Inventory provision, write-down of prepayments and provision for inventory purchase commitments	24,715	43,781	93,052
Total cost of revenue	73,147	130,452	204,902

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Salary, bonus, welfare and share-based compensation expense	34,792	45,707	43,867
New products development	4,021	59,895	30,183
Depreciation	3,491	3,841	3,246
Total research and development expenses	42,304	109,443	77,296

Schedule of Revenue From External Customers By Geographic Areas

The geographical region of revenue generated is based on the location where the customers based or the services were provided:

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Mainland China	82,225	128,250	173,489
Hong Kong	—	107,871	23,547
Other countries or regions	—	45,646	23,828
Total	82,225	281,767	220,864